Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 21, 2020

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 240	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 241	[ X ]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Attention: Kevin Wolf

(Address of Principal Executive Offices) (Zip Code)

(631) 470-2600

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474 (631) 470-2734

Approximate Date of Proposed Public Offering, As Soon As Practical, After Effectiveness of Registration Statement:

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

(X) on (May 1, 2020) pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) on (date) pursuant to paragraph (a)(1).

( ) 75 days after filing pursuant to paragraph (a)(2).

( ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Class	3	Shares

PROSPECTUS

May 1, 2020

Advised by:

7Twelve Advisors, LLC

3100 West End Ave Suite 930

Nashville, TN 37203

1-877-525-0712

This Prospectus provides important information about the 7Twelve Balanced Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	3
Investment Adviser	4
Portfolio Manager	4
Purchase and Sale of Portfolio Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
General Information about the Portfolio and Adviser	5
Investment Objective	5
Principal Investment Strategies	5
Principal Investment Risks	6
Portfolio Holdings Disclosure	9
Cybersecurity	9
MANAGEMENT	9
Investment Adviser	9
Portfolio Manager	9
HOW SHARES ARE PRICED	10
HOW TO PURCHASE AND REDEEM SHARES	11
WHEN ORDER IS PROCESSED	11
TAX CONSEQUENCES	12
DIVIDENDS AND DISTRIBUTIONS	12
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	13
DISTRIBUTION OF SHARES	14
Distributor	14
Distribution Fees	14
Additional Compensation to Financial Intermediaries	14
Householding	14
VOTING AND MEETINGS	14
FINANCIAL HIGHLIGHTS	15
Privacy Notice	16

PORTFOLIO SUMMARY

Investment Objective: The 7Twelve Balanced Portfolio (“the Portfolio”) seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

Fees and Expenses of the Portfolio : This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 3
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.40%
Other Expenses	0.45%
Acquired Fund Fees and Expenses(1)	0.22%
Total Annual Portfolio Operating Expenses	1.22%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 3	$124	$387	$670	$1,477

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies : The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the adviser’s 7TwelveTM asset allocation model (the “7TwelveTM Model”). The adviser usually does not select individual stocks and bonds, but instead selects exchange-traded funds (“ETFs”) or mutual funds (together, “underlying funds”) that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts (“ADRs”). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

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Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7TwelveTM Model are presented in the table below.

Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells specific underlying funds when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in underlying funds.

  Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
  Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.
  Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.
  Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount or premium to their NAV.
  Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.
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  Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
  Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
  Management Risk: The adviser’s dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.
  Market Risk: Overall securities market risks may affect the value of individual ETFs in which the Portfolio invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
  Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
  Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
  Underlying Funds Risk: Underlying funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each underlying fund is subject to specific risks, depending on the nature of the fund.

Performance : The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class 3 shares for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 3 shares over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the past performance of the Class 3 shares of the Portfolio may not be an indication of how the Class 3 shares of the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-877-525-0712.

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Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	1st Quarter 2019	8.21%
Worst Quarter:	4th Quarter 2018	(8.75)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

	One Year	Since the Portfolio’s April 17, 2015 Inception
Return (Class3 Shares)	15.12%	3.12%
Dow Jones Moderate Portfolio Index(1)	18.60%	6.28%
MS Category Avg-World Allocation(2)	16.10%	4.51%
Morningstar Global Allocations Index ( [2] )	18.53%	6.29%
(1)	The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, the Dow Jones Moderate Portfolio Index does not reflect any fees or expenses. An investor cannot invest directly in an index.
(2)	“MS Category Avg-World Allocation” is composed of the average return for the funds in the Morningstar category.
(3)	Morningstar Global Allocation Index measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns. An investor cannot invest directly in an index. The Morningstar Global Allocations Index replaces the Dow Jones Moderate Portfolio Index as the Portfolio’s benchmark index because it is more suitable for the Portfolio.

Investment Adviser: 7Twelve Advisors, LLC.

Portfolio Manager: Andrew D. Martin, President of the adviser, has served the Portfolio as its portfolio manager since it commenced operations in 2011.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio’s intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may

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pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolio and Adviser:

This Prospectus describes the Portfolio, a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). 7Twelve Advisors, LLC serves as the Portfolio’s investment adviser. The Portfolio is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Trust’s Board of Trustees (the “Board”) and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s net asset value (“NAV”).

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not “shareholders” of the Portfolio. A Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders. Shares of the Portfolio are not offered directly to the general public.

The adviser, under the supervision of the Board, is responsible for constructing and monitoring the Portfolio’s investments to be consistent with the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of the Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

Investment Objective:

The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio’s investment objective may be changed by the Board upon 60 days written notice to shareholders. Additionally, the Portfolio’s 25% investment policy with respect to both equity securities and bonds may be changed by the Board upon 60 days written notice to shareholders.

Principal Investment Strategies:

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the adviser’s 7TwelveTM asset allocation model. The adviser usually does not select individual stocks and bonds, but instead selects ETF or mutual funds that invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside

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the U.S. and through ADRs. Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

The adviser allocates Portfolio assets using the 7TwelveTM Model developed by Craig Israelsen, Ph.D. The adviser believes that by using multiple asset classes, it can enhance Portfolio performance and/or reduce risk, as measured by return volatility. Unlike traditional diversification strategies that rely primarily on two asset classes (stock and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model portfolio utilizes multiple asset classes to enhance performance and/or reduce risk. The 7TwelveTM Model is derived from the central tenet that, over the long-run, diversification should produce returns that are larger and/or less volatile than an all equity portfolio or a balanced portfolio composed of equities and bonds in fixed proportions. The “7” in 7TwelveTM represents the suggested number of core asset classes to include in a portfolio. The “Twelve” represents the number of constituent sub-classes that compose the seven core asset classes. For example, U.S. equities are a core asset class, which is composed of three subcategories: (i) large cap U.S. equity, (ii) mid cap U.S. equity and (iii) small cap U.S. equity. The complete set of asset classes and subcategories utilized under the 7Twelve Model are presented in the table below.

The adviser believes based upon its diversification research, that some of the asset classes, such as U.S. stocks (also referred to as “equity”) require more than one underlying fund to adequately represent their economic diversity. The U.S. equity asset class in the 7TwelveTM Model portfolio requires three separate underlying funds: one that invests in large U.S. equity, one that invests in mid-sized U.S. companies and one that focuses on small U.S. stocks. Similarly, the non-U.S. equity asset requires two separate underlying funds, one focusing on large developed market non-U.S. stocks, such as European companies, and one that invests in stocks of developing or emerging non-U.S. countries. Additionally, real estate, as an asset class, is adequately covered by one underlying fund, which may invest in securities of foreign as well as U.S. real estate and real estate linked companies. The asset class of “Resources” requires two separate ETFs or mutual funds: one that invests in natural resources companies and another Portfolio that invests in actual commodities and/or exchange-traded futures on the commodities (cattle, precious and industrial metals, wheat, corn, cotton, etc.). Investing in U.S. bonds requires two different underlying funds: an aggregate bond fund and a fund that specializes in inflation-protected bonds. However, the international bond asset class can be represented by a single underlying fund, provided it is not narrowly focused on a single country or currency. Finally, cash is added to the portfolio by including a money market fund. Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells a specific underlying fund when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing underlying fund.

Principal Investment Risks:

The following risks apply to the Portfolio through its investments in underlying funds.

  Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
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  Credit Risk: There is a risk that security issuers will not make payments on securities held by the Portfolio. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.
  Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
  ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and commodities. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.
  Fixed Income Risk: When the Portfolio invests in bonds and other fixed income securities directly or through underlying funds, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.
  Foreign Currency Risk: The Portfolio’s investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment portfolios from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
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  Inflation Protected Securities Risk: Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
  Management Risk: The NAV of the Portfolio changes daily based on the performance of the securities in which it invests. The ability of the Portfolio to meet its investment objective is directly related to the adviser’s allocation of the Portfolio’s assets using its 7TwelveTM Model portfolio strategy. The adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.
  Market Risk: The NAV of the Portfolio will fluctuate based on changes in the value of the securities in which the Portfolio invests. The Portfolio invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices, in general, may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. The occurrence of global events similar to those in recent years, such as terrorist attacks, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Portfolio’s investments.
  Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than investments in the stock market as a whole. Natural resource companies will be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the portfolio companies and, thus, the Portfolio’s returns. Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the portfolio companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the portfolio companies.
  Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks or underlying funds that invest in stocks of small and medium capitalization companies may be subject to more
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abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s NAV than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

  Underlying Funds Risk: Mutual funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their NAV. Each underlying fund is subject to specific risks, depending on the nature of the underlying fund.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-877-525-0712.

Cybersecurity: The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its NAV; impediments to trading; the inability of the Portfolio, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties.
In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser : 7Twelve Advisors, LLC, located at 3100 West End Ave., Suite 930, Nashville, TN 37203 serves as investment adviser to the Portfolio. As of December 31, 2019, the adviser had total assets under management of approximately $59 million. Subject to the oversight of the Board, the adviser is responsible for management of the Portfolio’s investment portfolio. The adviser is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. The adviser was established in 2008 and serves primarily individuals and institutions.

Pursuant to an advisory agreement between the Portfolio and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.15% of the Portfolio’s average daily net assets. For the fiscal year ended December 31, 2019, the Portfolio paid investment advisory fees to the Adviser at an annual rate of 0.15% of the average daily net assets of the Portfolio. A discussion regarding the basis for the Board’s approval of the advisory agreement is available in the Portfolio’s semi-annual shareholder report dated June 30, 2019.

Craig Israelsen, Executive-in-Residence in the Financial Planning Program at Utah Valley University in Orem, Utah, consults with the portfolio manager on at least a quarterly basis regarding any changes or refinements to the 7TwelveTM asset allocation model and possible implications for management of the Portfolio. Mr. Israelsen is not directly compensated by the Portfolio, but as a partial owner of the adviser, he receives a share of the adviser’s profits, if any.

Portfolio Manager:

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Andrew D. Martin

President

Mr. Martin has served as President of the adviser since co-founding the adviser in November 2008. Mr. Martin is also a Registered Principal for Silver Oak Securities, Inc. (not affiliated with 7Twelve Advisors, LLC), a Tennessee based broker/dealer with a Nashville, TN office, a position held since November 2017. Prior to November 2017, Mr. Martin served as a registered principal with Girard Securities, Inc., in Nashville, Tennessee from 2008 to 2017. Mr. Martin has worked in sales, management, and operations in the securities industry for over 25 years, including serving as regional sales manager for over 200 registered representatives in a thirteen state region, after beginning his career with Merrill Lynch in New York City. He holds a B.B.A. in economics from Belmont University and a Master’s Degree in liberal arts from Vanderbilt University. He holds series 7, 24, 53, 63 and 66 securities licenses and he is a Member of the Investment Management Consultants Association.

The Portfolio’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and NAV of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding. ((Assets minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. It is possible that the valuation determined by matrix pricing for a debt security may differ materially from the value that would be realized if the security were sold. During times of market volatility, it may be necessary for the Fund to utilize its fair value procedures to value (as described below) certain debt securities.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio, if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign

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securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that is invested in one or more open-end management investment companies (mutual funds) that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the Portfolio’s net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES AND REDEEM SHARES

This Prospectus describes one class of shares offered by the Portfolio: Class 3. Class 4 shares of the Portfolio are sold by a separate prospectus. The Portfolio offers multiple classes of shares so that you can choose the class which best suits your investment needs. The main differences between each class are ongoing fees. For information on ongoing distribution fees, see Distribution Fees on page [XX ] of this Prospectus. Each class of shares in the Portfolio represents interest in the same portfolio of investments within the Portfolio. All share classes may not be available in all states.

As described earlier in this prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of a Participating Insurance Company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

The Portfolio typically expects that it will take no longer than 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.  The Portfolio typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Portfolio shares, any lines of credit, and then from the sale of Portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the Participating Insurance Company, or qualified pension or retirement plan, in proper form as defined by the relevant company or plan. All requests received in good order as defined by each Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. A Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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TAX CONSEQUENCES

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the Participating Insurance Companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the Section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

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FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Portfolio investments in ETFs that hold foreign securities pose a greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policy holders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

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DISTRIBUTION OF SHARES

Distributor : Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolio are offered on a continuous basis.

Other Classes: In addition to the Class 3 shares offered in this Prospectus, the Portfolio offers Class 4 shares by a separate prospectus.

Distribution Fees: The Trust, with respect to the Portfolio has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class 3 shares pursuant to Rule 12b-1 of the 1940 Act, which allows the Portfolio to pay the Portfolio’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.40% of the Portfolio’s average daily net assets attributable to Class 3 of the Portfolio. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets of Class 3 shares may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal services and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries : The Portfolio’s distributor, its affiliates, and the Portfolio’s adviser may, each, at its own expense and out of its own assets including its legitimate profits from Portfolio-related activities, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Portfolio mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-877-525-0712 on days the Portfolio is open for business or contact your financial institution. The Portfolio will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it received instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the Portfolio or class if the matter relates only to the Portfolio or class).

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment if all dividends and distributions). This information for the Portfolio has been derived from the financial statements audited by BBD, LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s December 31, 2019 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 3
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of period	$11.20	$12.36	$11.24	$10.36	$11.54

Activity from investment operations:
Net investment income (2,3)	0.19	0.14	0.15	0.06	0.09
Net realized and unrealized gain (loss) on investments	1.49	(1.18)	1.03	0.91	(1.16)
Total from investment operations	1.68	(1.04)	1.18	0.97	(1.07)

Less distributions from:
Net investment income	(0.19)	(0.12)	(0.06)	(0.09)	(0.11)
Net realized gains	(0.27)	—	—	—	—
Total distributions	(0.46)	(0.12)	(0.06)	(0.09)	(0.11)

Net asset value, end of period	$12.42	$11.20	$12.36	$11.24	$10.36

Total return (4)	15.12%	(8.46)%	10.55%	9.33%	(9.27)%

Net assets, at end of period (000s)	$2,500	$2,111	$2,154	$448	$331

Ratio of expenses to average net assets (5)	1.00%	1.00%	1.00%	1.00%	1.00	% (6)

Ratio of net investment income to average net assets (3,5)	1.55%	1.16%	1.28%	0.58%	1.26	% (6)

Portfolio Turnover Rate	2%	22%	28%	11%	14	% (7)
(1)	Class 3 shares commenced operations on April 17, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(6)	Annualized.
(7)	Not annualized. The portfolio turnover reflects the ratio for the entire Fund for the year ended December 31, 2015.

15

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

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What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn’t jointly market.

17

7TWELVE BALANCED PORTFOLIO

Adviser	7Twelve Advisors, LLC 3100 West End Ave., Suite 930 Nashville, TN 37203	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Transfer Agent	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated May 1, 2020 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio’s policies and management. Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-877-525-0712. The Portfolio does not have a website. You may also write to:

7TWELVE BALANCED PORTFOLIO

c/o Gemini Fund Services, LL

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-21853

Class	4	Shares

PROSPECTUS

May 1, 2020

Advised by:

7Twelve Advisors, LLC

3100 West End Ave Suite 930

Nashville, TN 37203

1-877-525-0712

This Prospectus provides important information about the 7Twelve Balanced Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Portfolio’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary. Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge from the insurance company. You should contact the insurance company if you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all portfolio companies available under your contract at the insurance company.

PORTFOLIO SUMMARY	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	3
Investment Adviser	4
Portfolio Manager	4
Purchase and Sale of Portfolio Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
General Information about the Portfolio and Adviser	5
Investment Objective	5
Principal Investment Strategies	5
Principal Investment Risks	6
Portfolio Holdings Disclosure	9
Cybersecurity	9
MANAGEMENT	9
Investment Adviser	9
Portfolio Manager	9
HOW SHARES ARE PRICED	10
HOW TO PURCHASE AND REDEEM SHARES	11
WHEN ORDER IS PROCESSED	11
TAX CONSEQUENCES	12
DIVIDENDS AND DISTRIBUTIONS	12
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES	13
DISTRIBUTION OF SHARES	14
Distributor	14
Distribution Fees	14
Additional Compensation to Financial Intermediaries	14
Householding	14
VOTING AND MEETINGS	14
FINANCIAL HIGHLIGHTS	15
Privacy Notice	16

PORTFOLIO SUMMARY

Investment Objective: The 7Twelve Balanced Portfolio (“the Portfolio”) seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.

Fees and Expenses of the Portfolio: This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class 4
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	0.60%
Other Expenses	0.45%
Acquired Fund Fees and Expenses (1)	0.22%
Total Annual Portfolio Operating Expenses	1.42%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class 4	$145	$449	$776	$1,702

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies: The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the adviser’s 7TwelveTM asset allocation model (the “7TwelveTM Model”). The adviser usually does not select individual stocks and bonds, but instead selects exchange-traded funds (“ETFs”) or mutual funds (together, “underlying funds”) that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges outside the U.S. and through American depositary receipts (“ADRs”). Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

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Unlike traditional diversification strategies that rely primarily on two asset classes (stocks and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model utilizes multiple asset classes to enhance performance and reduce risk as measured by return volatility. The complete set of asset classes and subcategories utilized under the 7TwelveTM Model are presented in the table below.

Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells specific underlying funds when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing ETF.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its investments in underlying funds.

  Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.
  Credit Risk: Security issuers might not make payments on debt securities held by the Portfolio, resulting in losses. Credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes.
  Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.
  Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF. ETF shares may trade at a discount or premium to their NAV.
  Fixed Income Risk: The value of the Portfolio’s investments in bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.
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  Foreign Currency Risk: Foreign securities denominated in non-U.S. dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
  Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
  Management Risk: The adviser’s dependence on the 7TwelveTM Model strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Portfolio invests may prove to be incorrect and may not produce the desired results.
  Market Risk: Overall securities market risks may affect the value of individual ETFs in which the Portfolio invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
  Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than the securities market as a whole. Natural resource companies are affected by commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
  Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. A real estate investment trust’s (“REIT”) performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.
  Small and Medium Capitalization Stock Risk: The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
  Underlying Funds Risk: Underlying funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each underlying fund is subject to specific risks, depending on the nature of the fund.

Performance: The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio’s Class 4 shares for each full calendar year since the Portfolio’s inception. The performance table compares the performance of the Portfolio’s Class 4 shares over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the past performance of the Portfolio’s Class 4 shares may not be an indication of how the Portfolio’s Class 4 shares will perform in the future. Updated performance information is available at no cost by calling 1-877-525-0712.

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Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	1st Quarter 2019	8.11%
Worst Quarter:	4th Quarter 2018	(8.78)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2019)

]

	One Year	Five Years	Since the Portfolio’s April 23, 2012 Inception
Return (Class 4 Shares)	14.90%	3.23%	3.81%
Dow Jones Moderate Portfolio Index(1)	18.60%	6.60%	7.54%
MS Category Avg-World Allocation (2)	16.10%	4.15%	N/A
Morningstar Global Allocations Index TR (3)	18.53%	6.58%	7.29%
(1)	The Dow Jones Moderate Portfolio Index is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, the Dow Jones Moderate Portfolio Index does not reflect any fees or expenses. An investor cannot invest directly in an index.
(2)	MS Category Avg-World Allocation is composed of the average return for the funds in the Morningstar category.
(3)	Morningstar Global Allocations Index TR measures the performance of a multi-asset class portfolio of global equities, global bonds and cash. This portfolio is held in a static allocation that is appropriate for investors who seek average exposure to global equity market risk and returns. An investor cannot invest directly in an index. The Morningstar Global Allocations Index TR replaces the Dow Jones Moderate Portfolio Index as the Portfolio’s benchmark index because it is a more suitable index for the Portfolio.

Investment Adviser: 7Twelve Advisors, LLC.

Portfolio Manager: Andrew D. Martin, President of the adviser, has served the Portfolio as its portfolio manager since it commenced operations in 2011.

Purchase and Sale of Portfolio Shares: Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts, variable life contracts, and participants in pension and retirement plans will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts or plans for your benefit and the benefit of other purchasers or participants. Please refer to your insurance contract prospectus or retirement plan documents for additional information on purchase and sale of shares. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio’s intention to distribute all income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

4

ADDITIONAL INFORMATION ABOUT
PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolio and Adviser:

This Prospectus describes the Portfolio, a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). 7Twelve Advisors, LLC serves as the Portfolio’s investment adviser. The Portfolio is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”).

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Trust’s Board of Trustees (the “Board”) and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s net asset value (“NAV”).

Individual variable annuity contract holders and flexible premium variable life insurance policyholders are not “shareholders” of the Portfolio. A Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policyholders. Shares of the Portfolio are not offered directly to the general public.

The adviser, under the supervision of the Board, is responsible for constructing and monitoring the Portfolio’s investments to be consistent with the investment objective and principal investment strategies of the Portfolio. The Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style. The potential risks and returns of the Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

Investment Objective:

The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general. The Portfolio’s investment objective may be changed by the Board upon 60 days written notice to shareholders. Additionally, the Portfolio’s 25% investment policy with respect to both equity securities and bonds may be changed by the Board upon 60 days written notice to shareholders.

Principal Investment Strategies:

The Portfolio’s adviser seeks to achieve the Portfolio’s investment objective by allocating assets among securities that represent seven broad asset classes and twelve subcategories using the adviser’s 7TwelveTM asset allocation model. The adviser usually does not select individual stocks and bonds, but instead selects ETFs or mutual funds that each invest primarily in securities representing one of the 12 subcategories of assets selected under the 7TwelveTM Model. The Portfolio may invest in underlying funds that hold securities from issuers of any market capitalization, credit quality, maturity, country, or trading currency. However, bond credit quality will be primarily investment grade (that is, rated Baa3 or higher by Moody’s Investors Service, or equivalently rated by another nationally recognized statistical rating organization). The Portfolio may also buy underlying funds that invest in foreign securities traded on exchanges

5

outside the U.S. and through ADRs. Under normal market conditions, the Portfolio invests at least 25% of its assets in equity securities (common stocks) and at least 25% of its assets in bonds. For purposes of meeting these 25% allocations, the Portfolio defines equity securities to include underlying funds that invest primarily in equity securities and defines bonds to include underlying funds that invest primarily in bonds and other fixed income securities.

The adviser allocates Portfolio assets using the 7TwelveTM Model developed by Craig Israelsen, Ph.D. The adviser believes that by using multiple asset classes, it can enhance Portfolio performance and/or reduce risk, as measured by return volatility. Unlike traditional diversification strategies that rely primarily on two asset classes (stock and bonds) in what is commonly known as a traditional balanced portfolio strategy, the 7TwelveTM Model portfolio utilizes multiple asset classes to enhance performance and/or reduce risk. The 7TwelveTM Model is derived from the central tenet that, over the long-run, diversification should produce returns that are larger and/or less volatile than an all equity portfolio or a balanced portfolio composed of equities and bonds in fixed proportions. The “7” in 7TwelveTM represents the suggested number of core asset classes to include in a portfolio. The “Twelve” represents the number of constituent sub-classes that compose the seven core asset classes. For example, U.S. equities are a core asset class, which is composed of three subcategories: (i) large cap U.S. equity, (ii) mid cap U.S. equity and (iii) small cap U.S. equity. The complete set of asset classes and subcategories utilized under the 7Twelve Model are presented in the table below.

The adviser believes based upon its diversification research, that some of the asset classes, such as U.S. stocks (also referred to as “equity”) require more than one underlying fund to adequately represent their economic diversity. The U.S. equity asset class in the 7TwelveTM Model portfolio requires three separate underlying funds: one that invests in large U.S. equity, one that invests in mid-sized U.S. companies and one that focuses on small U.S. stocks. Similarly, the non-U.S. equity asset requires two separate underlying funds, one focusing on large developed market non-U.S. stocks, such as European companies, and one that invests in stocks of developing or emerging non-U.S. countries. Additionally, real estate, as an asset class, is adequately covered by one underlying fund, which may invest in securities of foreign as well as U.S. real estate and real estate linked companies. The asset class of “Resources” requires two separate ETFs or mutual funds: one that invests in natural resources companies and another Portfolio that invests in actual commodities and/or exchange-traded futures on the commodities (cattle, precious and industrial metals, wheat, corn, cotton, etc.). Investing in U.S. bonds requires two different underlying funds: an aggregate bond fund and a fund that specializes in inflation-protected bonds. However, the international bond asset class can be represented by a single underlying fund, provided it is not narrowly focused on a single country or currency. Finally, cash is added to the portfolio by including a money market fund. Assets are initially allocated approximately equally using the 7TwelveTM Model, meaning that each subcategory represents 1/12th of the portfolio. This allocation is maintained by rebalancing the portfolio back to approximately equal portions monthly, quarterly or annually depending on the size of the deviation caused by changes in market value. The adviser buys and sells securities to rebalance asset class allocations as determined under its 7TwelveTM Model and also sells a specific underlying fund when it believes it can be replaced by an underlying fund with greater liquidity, lower expenses or other features that make it an attractive replacement for an existing underlying fund.

Principal Investment Risks:

The following risks apply to the Portfolio through its investments in underlying funds.

  Commodity Risk: Investing in the commodities markets through commodity-linked ETFs will subject the Portfolio to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.
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  Credit Risk: There is a risk that security issuers will not make payments on securities held by the Portfolio. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also will affect liquidity and make it difficult for the Portfolio to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.
  Duration Risk: Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to a fund whose portfolios include longer-term fixed income securities.
  Emerging Markets Risk: In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.
  ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and commodities. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices.
  Fixed Income Risk: When the Portfolio invests in bonds and other fixed income securities directly or through underlying funds, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Portfolio. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Portfolio possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.
  Foreign Currency Risk: The Portfolio’s investments in foreign currency denominated securities will subject the Portfolio to currency trading risks that include market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment Portfolios from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.
  Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments,
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less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

  Inflation Protected Securities Risk: Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
  Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the Portfolio may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the Portfolio. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.
  Management Risk: The NAV of the Portfolio changes daily based on the performance of the securities in which it invests. The ability of the Portfolio to meet its investment objective is directly related to the adviser’s allocation of the Portfolio’s assets using its 7TwelveTM Model portfolio strategy. The adviser’s objective judgments, based on investment strategy, about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the adviser’s investment strategy will produce the desired results.
  Market Risk: The NAV of the Portfolio will fluctuate based on changes in the value of the securities in which the Portfolio invests. The Portfolio invests in securities that may be more volatile and carry more risk than some other forms of investment. The price of securities may rise or fall because of economic or political changes. Security prices, in general, may decline over short or even extended periods of time. Market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. The occurrence of global events similar to those in recent years, such as terrorist attacks, natural disasters, pandemics, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Portfolio’s investments.
  Natural Resource Risk: The Portfolio’s exposure to companies primarily engaged in the natural resource markets may subject the Portfolio to greater volatility than investments in the stock market as a whole. Natural resource companies will be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. Economic forces, including forces affecting the agricultural commodity, energy and mining markets, as well as government policies and regulations affecting the extraction and production of natural resources could adversely affect the portfolio companies and, thus, the Portfolio’s returns. Governmental policies affecting the natural resources industries, such as taxes, tariffs, duties, subsidies and import and export restrictions on commodities and commodity products, can influence industry profitability and the volume and types of exports. In addition, the portfolio companies must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of the portfolio companies.
  Real Estate Risk: Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income will occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.
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  Small and Medium Capitalization Stock Risk: The value of small or medium capitalization company stocks or underlying funds that invest in stocks of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Portfolio’s NAV than is customarily associated with larger, more established companies. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.
  Underlying Funds Risk: Mutual funds and ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their NAV. Each underlying fund is subject to specific risks, depending on the nature of the underlying fund.

Portfolio Holdings Disclosure: A description of the Portfolio’s policies regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-877-525-0712.

Cybersecurity: The computer systems, networks and devices used by the Portfolio and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Portfolio and its service providers, systems, networks, or devices potentially can be breached. The Portfolio and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Portfolio’s business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its NAV; impediments to trading; the inability of the Portfolio, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Portfolio’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: 7Twelve Advisors, LLC, located at 3100 West End Ave., Suite 930, Nashville, TN 37203 serves as investment adviser to the Portfolio. As of December 31, 2019, the adviser had total assets under management of approximately $59 million. Subject to the oversight of the Board, the adviser is responsible for management of the Portfolio’s investment portfolio. The adviser is responsible for selecting the Portfolio’s investments according to the Portfolio’s investment objective, policies and restrictions. The adviser was established in 2008 and serves primarily individuals and institutions.

Pursuant to an advisory agreement between the Portfolio and the adviser, the adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.15% of the Portfolio’s average daily net assets. For the fiscal year ended December 31, 2019, the Portfolio paid investment advisory fees to the Adviser at an annual rate of 0.15% of the average daily net assets of the Portfolio. A discussion regarding the basis for the Board’s approval of the advisory agreement is available in the Portfolio’s semi-annual shareholder report dated June 30, 2019.

Craig Israelsen, Executive-in-Residence in the Financial Planning Program at Utah Valley University in Orem, Utah, consults with the Portfolio’s portfolio manager on at least a quarterly basis regarding any changes or refinements to the 7TwelveTM asset allocation model and possible implications for management of the Portfolio. Mr. Israelsen is not directly compensated by the Portfolio, but as a partial owner of the adviser, he receives a share of the adviser’s profits, if any.

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Portfolio Manager:

Andrew D. Martin

President

Mr. Martin has served as President of the adviser since co-founding the adviser in November 2008. Mr. Martin is also a Registered Principal for Silver Oak Securities, Inc. (not affiliated with 7Twelve Advisors, LLC), a Tennessee based broker/dealer with a Nashville, TN office, a position held since November 2017. Prior to November 2017, Mr. Martin served as a registered principal with Girard Securities, Inc., in Nashville, Tennessee from 2008 to 2017. Mr. Martin has worked in sales, management, and operations in the securities industry for over 25 years, including serving as regional sales manager for over 200 registered representatives in a thirteen state region, after beginning his career with Merrill Lynch in New York City. He holds a B.B.A. in economics from Belmont University and a Master’s Degree in liberal arts from Vanderbilt University. He holds series 7, 24, 53, 63 and 66 securities licenses and he is a Member of the Investment Management Consultants Association.

The Portfolio’s Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and NAV of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio’s shares outstanding. ((Assets minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, if any, which are accrued daily. The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. It is possible that the valuation determined by matrix pricing for a debt security may differ materially from the value that would be realized if the security were sold. During times of market volatility, it may be necessary for the Fund to utilize its fair value procedures to value (as described below) certain debt securities.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. With respect to foreign securities that are primarily listed on foreign exchanges or that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio,

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if any, at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the investment portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that is invested in one or more open-end management investment companies (mutual funds) that are registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), the Portfolio’s net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES AND REDEEM SHARES

This Prospectus describes one class of shares offered by the Portfolio: Class 4. Class 3 shares of the Portfolio are sold by a separate prospectus. The Portfolio offers multiple classes of shares so that you can choose the class which best suits your investment needs. The main differences between each class are ongoing fees. For information on ongoing distribution fees, see Distribution Fees on page [XX] of this Prospectus. Each class of shares in the Portfolio represents interest in the same portfolio of investments within the Portfolio. All share classes may not be available in all states.

As described earlier in this prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of a Participating Insurance Company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

The Portfolio typically expects that it will take no longer than 7 days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer.  The Portfolio typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Portfolio shares, any lines of credit, and then from the sale of Portfolio securities.  These redemption payment methods will be used in regular and stressed market conditions.

WHEN ORDER IS PROCESSED

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the Participating Insurance Company, or qualified pension or retirement plan, in proper form as defined by the relevant company or plan. All requests received in good order as defined by each Participating Insurance Company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. A Participating Insurance Company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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TAX CONSEQUENCES

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered to the separate accounts of the Participating Insurance Companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If the Portfolio does not satisfy the Section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The preceding is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisors for more information.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts or other shareholders on an annual basis or more frequently and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account or other shareholder to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

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FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Portfolio investments in ETFs that hold foreign securities pose a greater risk of market timing because the underlying ETF holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders. The adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with a Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, or other shareholder, the Portfolio is not able to identify market timing transactions by individual variable insurance contract or plan participant. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company or other shareholder to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies, or such shareholder’s plan documents. The Portfolio has entered into an information sharing agreement with the insurance company or other shareholders that use the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company or other shareholder is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio; and (iii) enforce its market timing policy with respect to contract, policy holders or plan participants identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company or plan to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons. The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

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DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Portfolio are offered on a continuous basis.

Other Classes: In addition to the Class 4 shares offered in this Prospectus, the Portfolio offers Class 3 shares by a separate prospectus.

Distribution Fees: The Trust, with respect to the Portfolio has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) for Class 4 shares pursuant to Rule 12b-1 of the 1940 Act, which allows the Portfolio to pay the Portfolio’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.60% of the Portfolio’s average daily net assets attributable to the Class 4 shares of the Portfolio. A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2341 of the FINRA Conduct Rules. A service fee is a payment made for personal services and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries: The Portfolio’s distributor, its affiliates, and the Portfolio’s adviser may each, at its own expense and out of its own assets including its legitimate profits from Portfolio-related activities, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding: To reduce expenses, the Portfolio mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-877-525-0712 on days the Portfolio is open for business or contact your financial institution. The Portfolio will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The Participating Insurance Company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. Shareholders shall be entitled to one vote for each share held.

The Portfolio does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change the Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one-third of the outstanding shares constitute a quorum (or one-third of the Portfolio or class if the matter relates only to the Portfolio or class).

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment if all dividends and distributions). This information for the Portfolio has been derived from the financial statements audited by BBD, LLP, whose report, along with the Portfolio’s financial statements, are included in the Portfolio’s December 31, 2019 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class 4
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015 (1)

Net asset value, beginning of year	$11.34	$12.47	$11.34	$10.40	$11.28

Activity from investment operations:
Net investment income (2,3)	0.15	0.11	0.06	0.04	0.03
Net realized and unrealized gain (loss) on investments	1.53	(1.18)	1.11	0.92	(0.86)
Total from investment operations	1.68	(1.07)	1.17	0.96	(0.83)

Less distributions from:
Net investment income	(0.15)	(0.06)	(0.04)	(0.02)	(0.05)
Net realized gains	(0.27)	—	—	—	—
Total distributions	(0.42)	(0.06)	(0.04)	(0.02)	(0.05)

Net asset value, end of year	$12.60	$11.34	$12.47	$11.34	$10.40

Total return (4)	14.90%	(8.63)%	10.35%	9.21%	(7.35)%

Net assets, at end of year (000s)	$55,922	$56,967	$73,680	$76,598	$79,380

Ratio of expenses to average net assets (5)	1.20%	1.20%	1.20%	1.20%	1.20%

Ratio of net investment income to average net assets (3,5)	1.26%	0.90%	0.54%	0.33%	0.27%

Portfolio Turnover Rate	2%	22%	28%	11%	14%
(1)	Effective April 17, 2015 portfolio shares were renamed Class 4 shares.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Portfolio is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

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PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

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What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn’t jointly market.
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7TWELVE BALANCED PORTFOLIO

Adviser	7Twelve Advisors, LLC 3100 West End Ave Suite 930 Nashville, TN 37203	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Independent Registered Public Accountant	BBD, LLP 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	MUFG Union Bank, N.A. 400 California Street San Francisco, CA 94104	Transfer Agent	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474

Additional information about the Portfolio is included in the Portfolio’s Statement of Additional Information dated May 1, 2020 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio’s policies and management. Additional information about the Portfolio’s investments is available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-877-525-0712. The Portfolio does not have a website. You may also write to:

7TWELVE BALANCED PORTFOLIO

c/o Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-21853

7TWELVE BALANCED PORTFOLIO

A Series of Northern Lights Variable Trust

Class	3	Shares
Class	4	Shares

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2020

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the 7Twelve Balanced Portfolio dated May 1, 2020, a copy of which may be obtained without charge by contacting the Portfolio’s transfer agent, Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474, or by calling 1-877-525-0712.

THE PORTFOLIO	1
TYPES OF INVESTMENTS	2
INVESTMENT RESTRICTIONS	24
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	26
MANAGEMENT	28
CONTROL PERSONS AND PRINCIPAL HOLDERS	36
INVESTMENT ADVISOR	37
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN	40
PORTFOLIO MANAGER	44
ALLOCATION OF PORTFOLIO BROKERAGE	45
PORTFOLIO TURNOVER	46
OTHER SERVICE PROVIDERS	46
DESCRIPTION OF SHARES	49
ANTI- MONEY LAUNDERING PROGRAM	49
PURCHASE, REDEMPTION AND PRICING OF SHARES	50
TAX STATUS	55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59
LEGAL COUNSEL	59
FINANCIAL STATEMENTS	59
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	A-1

 THE PORTFOLIO

7Twelve Balanced Portfolio (the “Portfolio”) is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 2, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees” or “Board of Trustees”). The Portfolio may issue an unlimited number of shares of beneficial interest. All shares of the Portfolio have equal rights and privileges. Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation, to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolio is a diversified series of the Trust. The Portfolio’s investment objectives, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new portfolio under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolio is intended, in part, to be a funding vehicle for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies (each a “Participating Insurance Company”). The Portfolio’s shares are offered on a continuous basis to insurance companies that offer variable annuity insurance contracts and variable life insurance policies, certain qualified pension and retirement plans, separate accounts that are not registered as investment companies and to other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

The Portfolio currently offers two classes of shares: Class 3 and Class 4 shares. Each share class represents an interest in the same assets of the Portfolio, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads; (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific

1

class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares, and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Portfolio into additional classes of shares at a future date.

The Trust has received an exemptive order from the SEC (“Exemptive Order”) that permits the portfolios of the Trust, including the Portfolio, to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment. These arrangements may present certain conflicts of interest due to differences in tax treatment and other considerations such that the interests of various variable contract owners participating in a portfolio and the interests of pension and retirement plans investing in a portfolio may conflict. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken. It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent a Participating Insurance Company from continuing to invest in a portfolio following a change in the portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Board of Trustees and each Participating Insurance Company will attempt to monitor events to prevent such differences from arising. As a condition of the Exemptive Order, the Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the portfolios. This might force a portfolio to sell its securities at disadvantageous prices which could cause a decrease in the portfolio’s net asset value (“NAV”).

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see “How Shares are Priced” in the Portfolio’s Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of the Portfolio and a description of its principal investment strategies are set forth under “Investment Objectives” and “Principal Investment Strategies” in the Prospectus. The Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust but upon 60 days’ notice to shareholders.

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The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, strategies 7Twelve Advisors, LLC (the “Advisor”) may employ in pursuit of the Portfolio’s investment objective and a summary of related risks.

EQUITY SECURITIES

Equity securities include common stock and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

The Portfolio may invest in convertible securities and non-investment grade convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

3

Income Trusts

The Portfolio may invest in income trusts which are investment trusts that hold assets that are income producing. The income is passed on to the “unitholders.” Each income trust has an operating risk based on its underlying business. The term may also be used to designate a legal entity, capital structure and ownership vehicle for certain assets or businesses. Shares or “trust units” are traded on securities exchanges just like stocks. Income is passed on to the investors, called unitholders, through monthly or quarterly distributions. Historically, distributions have typically been higher than dividends on common stocks. The unitholders are the beneficiaries of a trust, and their units represent their right to participate in the income and capital of the trust. Income trusts generally invest funds in assets that provide a return to the trust and its beneficiaries based on the cash flows of an underlying business. This return is often achieved through the acquisition by the trust of equity and debt instruments, royalty interests or real properties. The trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Each income trust has an operating risk based on its underlying business; and, typically, the higher the yield, the higher the risk. They also have additional risk factors, including, but not limited to, poorer access to debt markets.  Similar to a dividend paying stock, income trusts do not guarantee minimum distributions or even return of capital.  If the business starts to lose money, the trust can reduce or even eliminate distributions; this is usually accompanied by sharp losses in a unit’s market value.  Since the yield is one of the main attractions of income trusts, there is the risk that trust units will decline in value if interest rates offering in competing markets, such as in the cash/treasury market, increase. Interest rate risk is also present within the trusts themselves because they hold very long term capital assets (e.g. pipelines, power plants, etc.), and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset, and the life of the financing associated with it.  In an increasing interest rate environment, not only does the attractiveness of trust distributions decrease, but quite possibly, the distributions may themselves decrease, leading to a double whammy of both declining yield and substantial loss of unitholder value. Because most income is passed on to unitholders, rather than reinvested in the business, in some cases, a trust can become a wasting asset unless more equity is issued.  Because many income trusts pay out more than their net income, the unitholder equity (capital) may decline over time. To the extent that the value of the trust is driven by the deferral or reduction of tax, any change in government tax regulations to remove the benefit will reduce the value of the trusts. Generally, income trusts also carry the same risks as dividend paying stocks that are traded on stock markets.

Real Estate Investment Trusts

The Portfolio may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

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REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Portfolio can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Investment Companies

The Portfolio may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as “Underlying Funds”). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”); and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order.

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In addition, Section 12(d)(1)(F) of the 1940 Act, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Portfolio if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Portfolio and all affiliated persons of the Portfolio; and (ii) the Portfolio has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½%. An investment company that issues shares to the Portfolio pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Portfolio (or the Advisor acting on behalf of the Portfolio) must comply with the following voting restrictions: when the Portfolio exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Portfolio, the Portfolio will either seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

Further, the Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the FINRA for fund of funds.

The Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund. Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Advisor must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Underlying Funds are made independently of the Portfolio and its Advisor. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such Portfolio. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose. Because other investment companies

6

employ an investment advisor, such investments by the Portfolio may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. The Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end Funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to

7

enhance the current return to such closed-end fund’s common shareholders. The Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are typically passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts, which are unmanaged portfolios overseen by trustees and some ETFs may be grantor trusts. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. Some examples of ETFs are Rydex SharesTM, ProShares®, SPDRs®, streetTRACKS, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), and iShares®.

There is a risk that an ETF in which the Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolio intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Portfolio believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Portfolio invests in a sector product, the Portfolio is subject to the risks associated with that sector.

The Portfolio could also purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly.

ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Portfolio. ETFs also are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in stocks and bonds. You will indirectly bear fees and expenses charged by the ETFs in addition to the Portfolio’s direct fees and expenses. Finally,

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because the value of ETF shares depends on the demand in the market, the Advisor may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting the Portfolio’s performance.

Hedged Exchange Traded Funds. The Portfolio may invest in shares of hedged ETFs. Hedged ETFs to seek to provide investors with returns (before fees, expenses and taxes) that match those of an underlying ETF, up to a predetermined upside cap (before fees, expenses and taxes), while providing a buffer against potential losses of the underlying ETF, for example of between -5% and -30% over a specified time period. A hedged ETF will invest substantially all of its assets in options, which are customizable exchange-traded option contracts guaranteed for settlement. A hedged ETF uses these options to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by a hedged ETF include the buffer and cap discussed above.

There can be no guarantee that a hedged ETF will be successful in its strategy to buffer against underlying ETF losses if the options utilized by the hedged ETF decrease in value or cannot be traded due to liquidity concerns during the specified time period. A shareholder may lose their entire investment. The hedged ETF’s strategy seeks to deliver returns that match the underlying ETF (up to the cap), while limiting downside losses, however there is the possibility that the buffer that the hedged ETF seeks to provide may not be available given certain market conditions.

FIXED INCOME/ DEBT/ BOND SECURITIES

Yields on fixed income securities, which the Portfolio defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Portfolio will be subjected to risk even if all fixed income securities in the Portfolio’s portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer’s actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or

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imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Portfolio may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate’s current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days’ notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Portfolio may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolio is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt

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securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolio.

At times, some of the mortgage-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

The Portfolio may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

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The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolio’s advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolio may purchase bank

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obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

High Yield Securities

The Portfolio may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Portfolio would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn. For example, in 2000, 2001 and 2002, the default rate for high yield securities was significantly higher than in the prior or subsequent years.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Portfolio may be required to sell investments at substantial losses or retain them indefinitely when an issuer’s financial condition is deteriorating.

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Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Portfolio’s investments in lower rated securities.

High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These are bonds sold without registration under the Securities Act of 1933, as amended (“Securities Act”), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Portfolio may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

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In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities.  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes.  Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects.  Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board determines that an investment in any such type of obligation is consistent with the Portfolio’s investment objectives.  Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of interest and principal.  Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source.  Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users.  Municipal notes are issued to meet the short-term Portfolio requirements of state, regional and local governments.  Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract.  They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets.  The Portfolio may invest in Underlying Funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations (See “Participation Interests” section). States have different requirements for issuing municipal debt and issuing municipal leases.  Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.  Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes.  Accordingly, such obligations are subject to “non-appropriation” risk.  Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently

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issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolio may also invest in Treasury Inflation-Protected Securities (“TIPS”).  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Obligations

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, government National Mortgage Association (“GNMA”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Farm Credit Banks, the Federal National Mortgage Association (“FNMA”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

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FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-

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sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Portfolio does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolio may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Portfolio invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolio invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolio invests to be shorter than the maturities stated in the underlying mortgages.

Preferred Stock

The Portfolio defines preferred stock as form of fixed income security because it has similar features to other forms of fixed income securities. Preferred stocks are securities that have

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characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks include a lack of voting rights and the Portfolio’s advisor may incorrectly analyze the security, resulting in a loss to the Portfolio.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Portfolio.  Preferred stock may also be convertible in the common stock of the issuer.  Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Portfolio may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

Foreign Securities

The Portfolio may invest in securities of foreign issuers and exchange traded funds (“ETFs”) and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolio by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolio held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolio’s assets denominated in those

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currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Portfolio may purchase securities of emerging market issuers and ETFs and closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Depositary Receipts. The Portfolio may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described above regarding foreign securities apply to investments in ADRs.

Illiquid and Restricted Securities

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The Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Trust’s Board, the Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the advisor determines that it is of equivalent quality.

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Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Portfolio advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Repurchase Agreements

The Portfolio may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Portfolio) purchases a security (known as the “underlying security”) from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Advisor. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be “fully collateralized,” in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolio to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Portfolio is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

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When-Issued, Forward Commitments and Delayed Settlements

The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of the Portfolio’s advisor to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at

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a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

1. Borrowing Money. The Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2. Senior Securities. The Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. The Portfolio will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

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THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described under fundamental investment restrictions (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. The Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on the Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the portfolio holdings of the portfolio. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

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It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio will disclose its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. In addition, the Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q or N-PORT approximately two months after the end of each quarter/semi-annual period.

The Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the SEC on Form N-CSR or Form N-Q or N-PORT. In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential and to not trade on any material non-public information.

•	The Advisor. Personnel of the Advisor, including personnel responsible for managing the Portfolio’s investment portfolio, may have full daily access to Portfolio’s investment portfolio holdings because that information is necessary in order for the Advisor to provide its management, administrative, and investment services to the Portfolio. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Advisor personnel may also release and discuss certain portfolio holdings with various broker-dealers.
•	Gemini Fund Services, LLC is the transfer agent (the “Transfer Agent”), fund accountant (the “Fund Accountant”) and administrator (the “Administrator”) for the Portfolio; therefore, its personnel have full daily access to the portfolio holdings of the portfolio because that information is necessary in order for them to provide the agreed-upon services for the Trust.
•	MUFG Union Bank, N.A. is the Custodian for the Portfolio; therefore, its personnel have full daily access to the portfolio holdings of the portfolio because that information is necessary in order for it to provide the agreed-upon services for the Portfolio.
•	BBD, LLP is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the portfolio holdings of the portfolio in connection with
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auditing of the Portfolio’s annual financial statements and providing assistance and consultation in connection with SEC filings.

•	Thompson Hine LLP is counsel to the Portfolio; therefore, its personnel have access to the portfolio holdings of the portfolio in connection with the review of its annual and semi-annual shareholder reports and SEC filings.
•	Counsel to the Independent Trustees. Counsel to the Independent Trustees and its, personnel have access to the portfolio holdings of the portfolio in connection with the review of its annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the portfolio securities of the portfolio at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential and to not trade on any material non-public information. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the Advisor or any other party receive any direct or indirect compensation in connection with the disclosure of information about the portfolio holdings of the Portfolio.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of six (6) individuals who are not “interested persons” (as defined under the 1940 Act) of the Trust and, the Advisor (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees,

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officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Anthony Hertl, an Independent Trustee, who has served as the Chairman of the Board since July 2013. The Board of Trustees is comprised of Mr. Hertl and, five (5) additional Independent Trustees. Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Pursuant to the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) executing and administering of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and Portfolios and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mark H. Taylor. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation, serves or has served as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.

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Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Master’s degree in Education Administration, is a Certified Financial Planner ("CFP"), serves as a member of two other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

Mark H. Taylor has over two decades of academic and professional experience in the accounting and auditing areas, has Doctor of Philosophy, Master’s and Bachelor’s degrees in Accounting, is a Certified Public Accountant and is a Director of the Lynn Pippenger School of Accountancy at the Muma College of Business at the University of South Florida. He serves as a member of two other mutual fund boards outside of the Fund Complex, has served a fellowship in the Office of the Chief Accountant at the headquarters of the United States Securities Exchange Commission, served a three-year term on the AICPA Auditing Standards Board (2008-2011), and like the other Board members, possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other mutual fund boards.

John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc. Mr. Palancia holds a Bachelor of Science degree in Economics. He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch. Additionally, he is well versed in the regulatory framework under which investment companies must operate and serves as a member of three other fund boards.

Mark D. Gersten has more than 30 years of experience in the financial services industry, having served in executive roles at AllianceBernstein LP and holding key industry positions at Prudential-Bache Securities and PriceWaterhouseCoopers. He also serves as a member of two other mutual fund boards outside of the Fund Complex. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Like other trustees, his experience has given him a strong understanding of the regulatory framework under which investment companies operate.

Mark S. Garbin has more than 30 years of experience in corporate balance sheet and income statement risk management for large asset managers, serving as Managing Principal of Coherent Capital Management LLC since 2007. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. He is both a Chartered Financial Analyst and Professional Risk Manager charterholder and holds advanced degrees in international business. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

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The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	1

Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust

(since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); OFI Carlyle Global Private Credit Fund (since March 2018)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2013); Northern Lights Fund Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 - 2017)
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Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2006); Northern Lights Fund Trust (since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Fund Trust (since 2011)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015). AICPA Auditing Standards Board Member (2009-2012).	1	Northern Lights Variable Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Fund Trust (since 2007).

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Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President of The Ultimus Group, LLC and Executive Vice President of Gemini Fund Services, LLC (since 2019) President, Gemini Fund Services, LLC (2012 - 2019); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President Gemini Fund Services, LLC (2012 – 2016).	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President - Fund Administration (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 - 2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2017	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**As of January 31, 2020, the Trust was comprised of 15 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Portfolios managed by the Adviser. The Portfolios do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

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Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held thirteen meetings.

Compensation

Effective January 1, 2019, each Trustee who is not affiliated with the Northern Lights Fund Trust and Northern Lights Variable Trust (the “Trusts”) or an investment adviser to any series of the Trusts will receive a quarterly fee of $46,250, allocated among each of the various portfolios comprising the Trust, for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred. Previously, each Trustee who is not affiliated with the Northern Lights Fund Trust or an investment adviser to any series of the Northern Lights Fund Trust received a quarterly fee of $35,875. In addition to the quarterly fees and reimbursements, the Chairman of the Board receives a quarterly fee of $11,250 and the Audit Committee Chairman receives a quarterly fee of $8,750.

Prior to January 1, 2019, each Trustee who was not affiliated with the Trusts or an investment adviser to any series of the Trusts received a quarterly fee of $43,750, allocated among each of the various portfolios comprising the Trusts. In addition to the quarterly fees and reimbursements, the Chairman of the Board previously received a quarterly fee of $10,000 and the Audit Committee Chairman received a quarterly fee of $7,500.

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Additionally, in the event a meeting of the Board other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment adviser depending on the circumstances necessitating the Special Meeting.

None of the executive officers receive compensation from the Trusts.

The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2019.  Each Independent Trustee attended all quarterly meetings during the period.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	7Twelve Balanced Portfolio	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex* Paid to Trustees
Anthony J. Hertl	$2,028	None	None	$2,028
Gary Lanzen	$1,707	None	None	$1,707
Mark H. Taylor	$1,814	None	None	$1,814
John V. Palancia	$1,707	None	None	$1,707
Mark D. Gersten	$1,707	None	None	$1,707
Mark Garbin	$1,707	None	None	$1,707

* The term “Fund Complex” includes the series of Northern Lights Fund Trust (“NLFT”), and Northern Lights Variable Trust (“NLVT”) that are advised by the Adviser.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2019:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Anthony J. Hertl	None	$50,001-$100,000
Gary Lanzen	None	None
John V. Palancia	None	None
Mark Taylor	None	None
Mark D. Gersten	None	$10,001-$50,000
Mark Garbin	None	None

Management Ownership

As of April 2, 2020, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares

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CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolios. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of April 2, 2020, the following separate accounts owned 5% or more of the outstanding shares of the Portfolio.

CLASS 3 Shares
Name & Address	Shares	Percentage of Share Class

Jefferson National Life Insurance
Craig Hawley General Counsel	107,732	56.15%
10350 Ormsby Park Place
Louisville, KY 40223

Security Benefit Life	58,122	30.30%
One Security Benefit Place
Topeka, KS 66636

Jefferson National Life Insurance	19,741	10.29%
/Company of New York
10350 Ormsby Park Place
Louisville, KY 40223

CLASS 4 Shares
Name & Address	Shares	Percentage of Share Class

AXA Equitable Life Insurance
Kenneth Kozlowski Senior VP	4,141,345	98.27%
1290 Avenue of Americas, Fl 16
New York, NY 10104

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INVESTMENT ADVISOR

Investment Advisor and Advisory Agreement

7Twelve Advisors, LLC, 3100 West End Ave., Suite 930, Nashville, TN 37203 serves as investment advisor to the Portfolio. The Advisor is controlled by Andrew D. Martin by virtue of his ownership of interests in excess of 25% of the interests of the Advisor. Subject to the supervision and direction of the Trustees, the Advisor manages the Portfolio’s securities and investments in accordance with the Portfolio’s stated investment objectives, policies and restrictions, makes investment decisions and places orders to purchase and sell securities on behalf of the Portfolio. The Advisor was established in 2008 for the purpose of providing investment advisory services. The fee paid to the Advisor is governed by an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Portfolio, and the Advisor.

Under the Advisory Agreement, the Advisor, under the supervision of the Board, agrees to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Advisor. The Advisor shall act as the investment advisor to the Portfolio and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Advisor will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Advisor with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Advisor also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Advisor, and all personnel of the Portfolio or the Advisor performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on March 27-28, 2019.

In addition, the Advisor, subject to the supervision of the Board, provides the management and administrative services necessary for the operation of the Portfolio. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolio;

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preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolio’s records and the registration of the Portfolio’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolio; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The following table sets forth the annual management fee rate payable by the Portfolio to 7Twelve Advisors, LLC pursuant to the Advisory Agreement, expressed as a percentage of the Portfolio’s average daily net assets for each share class, computed daily and payable monthly:

PORTFOLIO	TOTAL MANAGEMENT FEE
7Twelve Balanced Portfolio	0.15%

During the fiscal year ended December 31, 2019, the Portfolio paid $89,376 in advisory fees. During the fiscal year ended December 31, 2018, the Portfolio paid $104,389 in advisory fees. During the fiscal year ended December 31, 2017, the Portfolio paid $114,209 in advisory fees. Expenses not expressly assumed by the Advisor under the Advisory Agreement are paid by the Portfolio. Under the terms of the Advisory Agreement, the Portfolio is responsible for the payment of the following expenses among others: (a) the fees payable to the Advisor, (b) the fees and expenses of Trustees who are not affiliated persons of the Advisor, (c) the fees and certain expenses of the Custodian and Transfer Agent, including the cost of maintaining certain required records of the Portfolio and of pricing the Portfolio’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolio, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolio to governmental agencies, (g) the fees of any trade association of which the Portfolio may be a member, (h) the cost of share certificates representing shares of the Portfolio, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolio and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolio’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of Trustees and officers of the Portfolio who are directors, officers or employees of the Advisor) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

The Advisory Agreement continued in effect for two (2) years initially and shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Portfolio. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Advisor, or by holders of a majority of that Trust’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

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Codes of Ethics

The Trust and the Advisor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers (the “Code”) to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders. The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Voting Policies and Procedures (“Advisor’s Proxy Policies”) that underscore the Advisor’s concern that all proxies voting decisions be made in the best interests of the Portfolio and that the Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Portfolio.

A general statement of voting policy and specific voting positions has been established by the Advisor. This policy is intended to serve as a guideline and to further the economic value of each security held by the Portfolio.  There will be regular review of this policy.  Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Portfolio’s interests, the Advisor will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party.  If

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the third party’s recommendations are not received in a timely fashion, the Advisor will abstain from voting the securities held by that client’s account.

A copy of the Advisor’s Proxy Policies is attached hereto as Appendix A.

More information. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Portfolio at 1-877-525-0712 and (2) on the SEC’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) located at 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of Financial Industry Regulatory Authority (“FINRA”). The offering of the Portfolio’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use reasonable efforts to facilitate the sale of the Portfolio’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

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The following table sets forth the total compensation received by the Distributor from the Portfolio during the fiscal year ended December 31, 2019:

Portfolio*#	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
7Twelve Balanced Portfolio Class 4	$0	$0	$0	$0
7Twelve Balanced Portfolio Class 3	$0	$0	$0	$0

*The Distributor received $1,181 from the Adviser as compensation for its distribution services to the Portfolios.

*The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plan”.

The following table sets forth the total compensation received by the Distributor from the Portfolio during the fiscal year ended December 31, 2018:

Portfolio*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
7Twelve Balanced Portfolio Class 4	$0	$0	$0	$0
7Twelve Balanced Portfolio Class 3	$0	$0	$0	$0
*The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plan”.

The following table sets forth the total compensation received by the Distributor from the Portfolio during the fiscal year ended December 31, 2017:

Portfolio*	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
7Twelve Balanced Portfolio Class 4	$0	$0	$0	$0
7Twelve Balanced Portfolio Class 3	$0	$0	$0	$0
*The Distributor also receives 12b-1 fees from the Portfolio as described under the following section entitled “Rule 12b-1 Plan”.

Rule 12b-1 Plan

Pursuant to the Trust’s Master’s Distribution and Shareholder Services Plans for Class 3 and Class 4 shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plans”), the Portfolio is authorized to pay the Distributor and other intermediaries compensation for distribution and shareholder services. The Plans permit the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.40% of the average net assets of the Class 3 shares, and 0.60% of the average net assets of the Class 4 shares of the Portfolio. Such fees are to be paid by the Portfolio monthly,

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or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

During the fiscal year ended December 31, 2019, the Portfolio paid $352,888 in distribution related fees pursuant to the Plans, as allocated below:

Actual 12b-1 Expenditures Paid by
7Twelve Balanced Portfolio
During the Fiscal Period Ended December 31, 2019
	7Twelve Balanced Portfolio Class 4	7Twelve Balanced Portfolio Class 3
	Total Dollars Allocated	Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$ 172	$ (2)
Payment to dealers	$343,484	$9,234
Compensation to sales personnel	None	None
Other	$0	$0
Total	$343,656	$9,232

During the fiscal year ended December 31, 2018, the Portfolio paid $412,783 in distribution related fees pursuant to the Plans, as allocated below:

Actual 12b-1 Expenditures Paid by
7Twelve Balanced Portfolio
During the Fiscal Period Ended December 31, 2018
	7Twelve Balanced Portfolio Class 4	7Twelve Balanced Portfolio Class 3
	Total Dollars Allocated	Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$517	$1
Payment to dealers	$402,717	$9,548
Compensation to sales personnel	None	None
Other	$0	$0
Total	$403,234	$9,549

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During the fiscal year ended December 31, 2017, the Portfolio paid $454,486 in distribution related fees pursuant to the Plans, as allocated below:

Actual 12b-1 Expenditures Paid by
7Twelve Balanced Portfolio
During the Fiscal Period Ended December 31, 2017
	7Twelve Balanced Portfolio Class 4	7Twelve Balanced Portfolio Class 3
	Total Dollars Allocated	Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	$783	$3
Payment to dealers	$449,001	$4,699
Compensation to sales personnel	None	None
Other	$0	$0
Total	$449,784	$4,702

The initial term of the Plans was one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan. The Plans may be terminated at any time by the Trust or the Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Portfolio. The Plans will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plans may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plans. During the term of the Plans, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Trust will preserve copies of the Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plans will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as

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such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

PORTFOLIO MANAGER

The following table lists the number and types of accounts managed by the Portfolio Manager in addition to those of the Portfolio and assets under management in those accounts as of December 31, 2019.

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
Andrew D. Martin	1	$59	0	$0	0	$0

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Andrew D. Martin	0	$0	0	$0	0	$0

Conflicts of Interest

The Advisor has not identified any material conflicts between the Portfolio and other accounts managed by the portfolio manager. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolio and other accounts, if a portfolio manager begins managing other accounts. The management of the Portfolio and other accounts may result in unequal time and attention being devoted to the Portfolio and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolio, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio manger’s knowledge about the size, timing and possible market impact of Portfolio trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Portfolio. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one client’s investment vehicle over another. The Advisor may recommend purchases or sales of the same securities or foreign exchange contracts for the Portfolio and its other clients. Simultaneous transactions could adversely affect the ability of the Portfolio to obtain or dispose of the full amount of a security or foreign exchange contract which it seeks to purchase or sell or the price at which such security or foreign exchange contract can be purchased or sold. In such circumstances, under polices adopted by the Advisor which it believes are fair and equitable, the Portfolio and the

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other clients will receive the average price per share, based on the total number of shares or contracts traded and the total value of the transaction.

Compensation

The portfolio manager is an equity owner of the Advisor and will share in profits and distributions from the Advisor, if any.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Portfolio as of December 31, 2019.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Portfolio
Andrew D. Martin	$1-$10,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolio are made by the portfolio manager who is an employee of the Advisor. The Advisor is authorized by the Trustees to allocate the orders placed by it on behalf of the Portfolio to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolio or the Advisor for the Portfolio’s use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

In selecting a broker or dealer to execute each particular transaction, the Advisor will take the following into consideration:

•                     the best net price available;

•                     the reliability, integrity, and financial condition of the broker or dealer;

•                     the size of and difficulty in executing the order; and

•                     the value of the expected contribution of the broker or dealer to the investment performance of the Portfolio on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the

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Portfolio. In allocating portfolio brokerage, the Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio. For the fiscal year ended December 31, 2017, the Portfolio paid brokerage commissions of $8,883. For the fiscal year ended December 31, 2018, the Portfolio paid brokerage commissions of $9,521. For the fiscal year ended December 31, 2019, the Portfolio paid brokerage commissions of $3,546.

PORTFOLIO TURNOVER

The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2018, the portfolio turnover rate was 22%. For the fiscal year ended December 31, 2019, the portfolio turnover rate was 2%.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC (“GFS”), which has its principal office at 80 Arkay Drive. Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Fund pursuant to a Fund Services Agreement (the “Agreement”) with the Portfolio and subject to the supervision of the Board. GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of GFS or its affiliates.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”).  As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

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The Agreement became effective on February 23, 2011 and will remain in effect for two years from the applicable effective date for the Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including: (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring Portfolio holdings and operations for post-trade compliance with the Portfolio’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust’s federal, state, and local tax returns as prepared and signed by the Trust’s independent public accountants; (8) preparing and maintaining the Trust’s operating expense budget to determine proper expense accruals to be charged to Portfolio to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-PORT and N-PX; (10) coordinating the Trust’s audits and examinations by assisting Portfolio’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensuring that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolio; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request. GFS also provides the Portfolio with accounting services, including: (i) computing of net asset value; (ii) maintaining of security ledgers and books and records as required by the 1940 Act; (iii) producing the Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciling of accounting records; (v) calculating yield and total return for the Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolio’s custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

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GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Under the agreement, the Portfolio shall pay to GFS an asset based fee for all operational services, including, but not limited to Fund Accounting, Fund Administration, Transfer Agency, Legal Fees, Audit Fees, Compliance Services and Custody Fees. For the fiscal year ended December 31, 2017, the Portfolio paid $342,628 for administration service fees. For the fiscal period ended December 31, 2018, the Portfolio paid $313,167 for administration service fees. For the fiscal year ended December 31, 2019, the Portfolio paid $268,128 for administration service fees.

Custodian

MUFG Union Bank, N.A. (the “Custodian”), 400 California Street, San Francisco, California 94104 serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Portfolio.  The Custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act.  For the compliance services rendered to the Portfolio, GFS pays NLCS a portion of the fee it receives from the Portfolio for administrative services.

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DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Board of Trustees. The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectuses under the heading “How Shares are Priced,” the net asset value (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, the Portfolio domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Portfolio’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be valued at amortized cost.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Portfolio may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation

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factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Portfolio shares are not priced, the value of securities held by the Portfolio can change on days when Portfolio shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Portfolio’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Portfolio’s fair value committee in accordance with procedures approved by the Board as discussed below. Without fair valuation, it is possible that short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that it will prevent dilution of the Portfolio’s NAV by short-term traders. In addition, because the Portfolio may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Portfolio shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the on each day that the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE closes, usually 4:00 p.m. Eastern time (“NYSE Close”), and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

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The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process. This committee is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid, (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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Standards For Fair Value Determinations. As a general principle, the fair value of a security is the amount that the Portfolio might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Portfolio’s investments relating to ASC 820. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The fair value committee takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Portfolio with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties; and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination. The Board meets at least quarterly to consider the valuations provided by the fair value committee and to ratify valuations made for the applicable securities. The Board considers the reports provided by the fair value committee, including follow

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up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

The Trust expects that the NYSE will be closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in the Portfolio who are Texas residents may designate a representative to receive notices of abandoned property in connection with Portfolio shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

7Twelve Balanced Portfolio

c/o Gemini Fund Services, LLC

P.O. Box 541150

Omaha, Nebraska 68154

or overnight to

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;

(b)	when trading on that exchange is restricted for any reason;

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(c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)  the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax advisor regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Tax Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Tax Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Portfolio. Capital losses incurred in tax years beginning December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders. At December 31, 2019, the Portfolio utilized capital loss carry forwards of $0.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Tax Code and therefore should not be required to pay any federal income or excise taxes. Distributions

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of net investment income and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Tax Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Tax Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of the Portfolio’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is

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subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a portfolio after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by the Portfolio after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. The Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Tax Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Tax Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by Section 817(h) of the Tax Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement place certain limitations on the assets of each insurance company separate account, and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer. Section 817(h) provides, as

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a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements. The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Tax Code or the general account of an insurance company as defined in Section 816 of the Tax Code. Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolio has selected BBD, LLP located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103 as its independent registered public accounting firm for the current fiscal year. The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Portfolio for the fiscal year ended December 31, 2019. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1-877-525-0712.

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APPENDIX A

PROXY VOTING GUIDELINES FOR

7Twelve Advisors, LLC.

Policies and Procedures

Proxy Voting and Corporate Actions

Policy

7Twelve Advisors, LLC as a matter of policy has responsibility for voting proxies for portfolio investments consistent with the best interests of shareholders. Our practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisors registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisors Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an advisor addresses material conflicts that may arise between an advisor’s interests and those of its Funds, Portfolios and clients; (b) to disclose to Funds, Portfolios and clients how they may obtain information from the advisor with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the advisor’s proxy voting activities when the advisor does have proxy voting authority.

Responsibility_

Andrew D Martin has the responsibility for the implementation and monitoring of our proxy voting policy and record keeping, including outlining our voting guidelines in our procedures.

Procedure

7Twelve Advisors, LLC has adopted procedures to implement the firm’s policy to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

A-1

Voting Procedures

I.                     Introduction

7Twelve Advisors, LLC has adopted proxy voting policies and procedures as required by Rule 206(4)-6 of the Investment Advisors Act of 1940. These policies and procedures are effective on February 1, 2011.

II.                  Proxy Manager

Andrew D. Martin, President

III.       Voting Guidelines

7Twelve Advisors, LLC serves as investment advisor for the 7Twelve Balanced Portfolio under the Northern Lights Variable Trust. The 7Twelve Balanced Portfolio invests in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of 7Twelve Advisors, LLC to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials will be placed in an electronic file maintained by the Chief Compliance Officer for future reference.

IV.                      Conflicts of Interest

On occasion, a conflict of interest may exist between 7Twelve Advisors, LLC and Funds, Portfolios and clients regarding the outcome of certain proxy votes. In such cases, 7Twelve Advisors, LLC is committed to resolving the conflict in the best interest of our Funds, Portfolios and clients before we vote the proxy in question.

V.           Obtaining More Information

Funds, Portfolios and clients may obtain a record of Advisor’s proxy voting, free of charge, by calling 615-341-0712.

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Disclosure

7Twelve Advisors, LLC will provide conspicuously displayed information in its Form ADV Part II in the Supporting Schedules, summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how 7Twelve Advisors, LLC voted a client’s proxies, and that clients may request a copy of these policies and procedures.

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PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.
(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant, with respect to the JNF Equity and Balanced , and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(d)(2)	Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(3)	Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(4)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio and ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(5)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(6)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(7)	Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(8)	Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC was filed on February 22, 2016 as Exhibit (d)(10) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(9)	Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on February 22, 2016 as Exhibit (d)(11) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(10)	Investment Advisory Agreement between the Registrant, with respect to Leader Short-Term Bond Portfolio and Leader Capital Corp. was filed on February 22, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(11)	Investment Advisory Agreement between the Registrant, with respect to CAM Hedge VIT Fund and Commerce Asset Management, LLC was filed on April 15, 2016 as Exhibit (d)(13) to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(12)	Investment Advisory Agreement between the Registrant, with respect to BTS Tactical Fixed Income VIT Fund and BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (d)(15) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(13)	Co-Investment Advisory Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC and Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (d)(16) to Post-Effective Amendment No. 140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(14)	Investment Advisory Agreement between the Registrant, with respect to the Even Keel Premium Income Fund and Milliman Financial Risk Management LLC was filed on April 18, 2016 as Exhibit (d)(16) to Post-Effective Amendment No.160 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(15)	Investment Advisory Agreement between the Registrant, with respect to TOPS® Managed Risk Flex ETF Portfolio and ValMark Advisers, Inc. was filed on May 22, 2013 as Exhibit (d)(18) to Post-Effective Amendment No.98 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(16)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Managed Risk Flex ETF Portfolio was filed on April 15, 2016 as Exhibit (d)(18) to Post-Effective Amendment No.159 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(17)	Investment Advisory Agreement between the Registrant, with respect to JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio and JNF Advisors, Inc. was filed on March 3, 2014 as Exhibit (d)(20) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(18)	Sub-Advisory Agreement between JNF Advisors, Inc. and First Principles Capital Management, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(26) to Post-Effective Amendment No.157 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(19)	Sub-Advisory Agreement between JNF Advisors, Inc. and Exceed Advisory, LLC with respect to JNF Exceed Defined Shield Index Portfolio was filed on February 23, 2016 as Exhibit (d)(27) to Post-Effective Amendment No.157 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(20)	Investment Advisory Agreement between the Registrant, with respect to JNF Dynasty Liquid Alternatives Portfolio and JNF Advisors, Inc. was filed on January 5, 2015 as Exhibit (d)(22) to Post-Effective Amendment No.127 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(21)

Sub-Advisory Agreement between JNF Advisors, Inc. and Dynasty Wealth

Management, LLC with respect to JNF Dynasty Liquid Alternatives Portfolio was filed on January 5, 2015 as Exhibit (d)(23) to Post-Effective Amendment No.127 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(22)	Investment Advisory Agreement between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twelve Advisors, LLC was filed on February 22, 2016 as Exhibit (d)(24) to Post-Effective Amendment No. 156 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(23)	Advisory Fee Waiver between the Registrant, with respect to 3Twelve Total Bond Portfolio and 7Twleve Advisors, LLC was filed on May 19, 2015 as Exhibit (D)(25) to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(24)	Amended Investment Advisory Agreement between the Registrant, with respect to Mariner Managed Futures Strategy Portfolio and Monte Capital Group, LLC to be filed by subsequent amendment.
(d)(25)	Subadvisory Advisory Agreement between Monte Capital Group, LLC and Chesapeake Capital Corporation, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(d)(26)	Interim Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28, 2017 as Exhibit (D)(26) to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(27)	Investment Advisory Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index VIT Fund and Power Dividend Index VIT Fund was filed on April 16, 2018 as Exhibit (D)(27) to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(28)	Advisory Fee Waiver between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28, 2017 as Exhibit (D)(28) to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(29)	Investment Advisory Agreement between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (d)(29) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(30)	Advisory Fee Waiver between ValMark Advisers, Inc. and Registrant with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio to be filed by subsequent amendment.
(d)(31)	Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman Financial Risk Management, LLC, with respect to TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (d)(31) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(32)	Investment Advisory Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (d)(32) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(d)(33)	Investment Advisory Agreement between Astor Investment Management, LLC and AMAP Fund Limited were filed on April 17, 2017 as Exhibit (d)(33) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(e)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)	Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(2)	Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(g)(3)	Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(g)(4)	Custody Agreement between the Registrant and Union Bank, N.A. was filed on October 9, 2012 as Exhibit (g)(4) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(1)	Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(2)	Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(3)	Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Administrative Services Agreement between Gemini Fund Services, LLC and AMAP Fund Limited were filed on April 17, 2017 as Exhibit (h)(4) to Post-Effective Amendment No. 190 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(4)	Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(5)	Expense Limitation Agreement between the Registrant; with respect to JNF SSgA Tactical Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF Exceed Defined Shield Index Portfolio f/k/a JNF SSgA Retirement Income Portfolio, and JNF Dynasty Liquid Alternatives Portfolio; and JNF Advisors, Inc. was filed on September 30, 2016 as Exhibit (h)(5) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(6)	Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC was filed on September 30, 2016 as Exhibit (h)(6) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(7)(1)	Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 2, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(7)(2)	Amended Participation Agreement between the Registrant, with respect Power Momentum Index VIT Fund and Power Dividend Index VIT Fund, and Jefferson National Life Insurance Company was filed on February 15, 2019 as Exhibit (h)(7)(2) to Post-Effective Amendment No. 224 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(8)(1)	Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 2, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(h)(9)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(1)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(2)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(3)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(4)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(5)	Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(9)(6)	Participation Agreement between the Registrant, with respect to the TOPS Managed Risk Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(10)	Participation Agreement between the Registrant, with respect to Adaptive Allocation portfolio and Power Income VIT, and Midland National Life Insurance Company was filed on October 9, 2012 as Exhibit (h)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(11)	Participation Agreement between the Registrant, with respect to Power Income VIT and First Security Benefit Life Insurance and Annuity Company of New York was filed on October 9, 2012 as Exhibit (h)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(12)	Participation Agreement between the Registrant, with respect to Power Income VIT and Security Benefit Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(12) to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(13)	Participation Agreement between the Registrant, with respect to Power Income VIT Fund, BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio, BCM Decathlon Aggressive Portfolio, Mainer Hyman Beck Portfolio, Innealta Capital Country Rotation Portfolio, Innealta Capital Sector Rotation Portfolio, Changing Parameters Portfolio, Adaptive Allocation Portfolio, TOPS Capital Preservation ETF Portfolio, TOPS Balanced ETF Portfolio, TOPS Moderate Growth ETF Portfolio, TOPS Growth ETF Portfolio, TOPS Aggressive Growth Portfolio, TOPS Protected balanced Portfolio, TOPS Protected Moderate Growth ETF Portfolio, TOPS Protected Growth ETF Portfolio, CAM Hedge VIT Fund, 7Twelve Balanced Portfolio, Probabilities Fund and Jefferson National Life Insurance Company was filed on April 19, 2016 as Exhibit (h)(13) to Post-Effective Amendment No. 162 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(14)	Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC was filed on April 19, 2016 as Exhibit (h)(14) to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 19, 2016 as Exhibit (h)(15) to Post-Effective Amendment No. 166 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(16)	Expense Limitation Agreement between the Registrant, with respect to the Leader Short-Term Bond Portfolio and Leader Capital Corp., was filed on April 19, 2016 as Exhibit (h)(16) to Post-Effective Amendment No. 163 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC was filed on October 9, 2012 as Exhibit (h)(21) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(18)	Expense Limitation Agreement between the Registrant, with respect to the CAM Hedge VIT Fund, and Commerce Asset Management, LLC, was filed on April 20, 2016 as Exhibit (h)(18) Post-Effective Amendment No. 162 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(19)	Expense Limitation Agreement between the Registrant, with respect to the BTS Tactical Fixed Income VIT Fund, and BTS Asset Management, Inc., was filed on April 20, 2016 as Exhibit (h)(19) Post-Effective Amendment No. 167 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(20)	Expense Limitation Agreement between the Registrant, with respect to Probabilities VIT Fund, Probabilities Fund Management, LLC, and Princeton Fund Advisors, LLC was filed on April 18, 2016 as Exhibit (h)(24) to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(21)	Expense Limitation Agreement between the Registrant, with respect to Changing Parameters Portfolio and Changing Parameters, LLC was filed on April 18, 2017 as Exhibit (h)(21) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(22)	Expense Limitation Agreement between the Registrant, with respect to JNF Advisors, Inc. and JNF Dynasty Liquid Alternatives Portfolio was filed on March January 35, 20145 as Exhibit (h)(26) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(23)	Expense Limitation Agreement between the Registrant and Monte Capital Group, LLC, with respect to Mariner Managed Futures Strategy Portfolio, to be filed by subsequent amendment.
(h)(24)	Expense Limitation Agreement between W.E. Donoghue & Co., LLC and Registrant with respect to Power Momentum Index Portfolio and Power Dividend Index Portfolio was filed on February 28March 15, 2017 as Exhibit (h)(24) to Post-Effective Amendment No. 1878 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(h)(25)	Expense Limitation Agreement between Astor Investment Management, LLC and Registrant with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (h)(25) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(i)(1)	Legal Opinion was filed on April 17, 2017 as Exhibit (i) to Post-Effective Amendment No.190 to the Registrant’s Registration Statement, to be incorporated by reference by subsequent amendment.
(i)(2)	Consent of Legal Counsel is filed herewith.
(j)(1)	Powers of Attorney for Anthony J. Hertl, Gary Lanzen, Mark H. Taylor, John Palancia, Mark D. Gersten, Mark Garbin, Andrew Rogers and Kevin Wolf was filed on September 30, 2016 as Exhibit (j)(1) to Post-Effective Amendment No. 179 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(j)(2)	Consent of Independent Auditor is filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(1)	Rule 12b-1 Plan to include 3Twelve Total Bond Portfolio was filed on April 20, 2016 as Exhibit (m) to Post-Effective Amendment No. 164 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(2)	Amended Rule 12b-1 Plan including with respect to Power Momentum Index Portfolio, Power Dividend Index Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio was filed on March 15, 2017 as Exhibit (m)(2) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)(3)	Amended Rule 12b-1 Plan with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (m)(3) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(n)(1)	Amended Rule 18f-3 Plan to include Service Class with respect to TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio and TOPS® Moderate Growth ETF Portfolio was filed on April 15, 2019 as Exhibit (n)(1) to Post-Effective Amendment No. 225 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(n)(2)	Amended Rule 18f-3 Plan to include share classes 1 and 2 with respect to Astor Macro Alternative Portfolio was filed on April 17, 2017 as Exhibit (n)(2) to Post-Effective Amendment No. 191 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(1)	Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(2)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(3)	Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(4)	Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)	Code of Ethics of ValMark Advisers, Inc. was filed on October 9, 2012 as Exhibit (p)(6) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(6)	Code of Ethics of Milliman, Inc. was filed on October 9, 2012 as Exhibit (p)(7) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(7)	Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(8)	Code of Ethics of 7Twelve Advisors, LLC was filed on September 8, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(9)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) was filed on October 9, 2012 as Exhibit (p)(10) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(10)	Code of Ethics of RJO Investment Management, LLC was filed on October 9, 2012 as Exhibit (p)(11) to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(11)	Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(12)	Code of Ethics of Leader Capital Corp. was filed on October 16, 2012 as Exhibit (p)(14) to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(13)	Code of Ethics of Commerce Asset Management, LLC was filed on April 30, 2013 as Exhibit (p)(15) to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(14)	Code of Ethics of BTS Asset Management, Inc. was filed on April 3, 2013 as Exhibit (p)(16) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(15)	Code of Ethics of Probabilities Fund Management, LLC was filed on April 15, 2013 as Exhibit (p)(17) to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(16)	Code of Ethics of Milliman Financial Risk Management LLC was filed on April 24, 2013 as Exhibit (p)(18) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(17)	Code of Ethics of SSgA Funds Management, Inc. was filed on March 3, 2014 as Exhibit (p)(19) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(18)	Code of Ethics of Dynasty Wealth Management, LLC was filed on March 20, 2015 as Exhibit (p)(20) to Post-Effective Amendment No.128 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(19)	Code of Ethics of Princeton Fund Advisors, LLC was filed on April 30, 2015 as Exhibit (p)(21) to Post-Effective Amendment No.140 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(20)	Code of Ethics of First Principles Capital Management, LLC was filed on February 23, 2016 as Exhibit (p)(22) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(21)	Code of Ethics of Exceed Advisory, LLC was filed on February 23, 2016 as Exhibit (p)(23) to Post-Effective Amendment No.105 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(22)	Code of Ethics of Monte Capital Group, LLC to be filed by subsequent amendment.
(p)(23)	Code of Ethics of Chesapeake Capital Corporation to be filed by subsequent amendment.
(p)(24)	Code of Ethics of W.E. Donoghue & Co., LLC was filed on March 15, 2017 as Exhibit (p)(24) to Post-Effective Amendment No. 188 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC, the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC, the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPS® Capital Preservation ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio ,TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Astor Investment Management, LLC, the Adviser to Astor Long/Short ETF Portfolio and Astor Macro Alternative Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., LLC, the Adviser to Power Income VIT Fund, Power Momentum Index VIT Fund and Power Dividend Index VIT Fund , is hereby incorporated herein by reference to the respective section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., LLC is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-108564).

Certain information pertaining to the business and other connections of Leader Capital Corp., the Adviser to Leader Short-Term Bond Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner Leader Capital Corp. is incorporated by reference to Form ADV filed by Leader Capital Corp. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-56684).

Certain information pertaining to the business and other connections of BTS Asset Management, Inc., the Adviser to BTS Tactical Fixed Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”. The information required by this Item 26 with respect to each director, officer or partner BTS Asset Management, Inc. is incorporated by reference to Form ADV filed by BTS Asset Management, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-14895).

Certain information pertaining to the business and other connections of Probabilities Fund Management, LLC, the Adviser to Probabilities VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”. The information required by this Item 26 with respect to each director, officer or partner Probabilities Fund Management, LLC is incorporated by reference to Form ADV filed by Probabilities Fund Management, LLC, with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-77947).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter to the Trust also acts as principal underwriter for the following:

AdvisorOne Funds, Arrow DWA Tactical ETF, Arrow QVM Equity Factor ETF, Arrow Reserve Capital Management ETF, Arrow Dogs of the World ETF, Arrow DWA Country Rotation ETF, Arrow ETF Trust, Centerstone Investors Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Multi-Strategy Growth & Income Fund, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, Neiman Funds, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust and Vertical Capital Income Fund.

(b) NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of NLD is 4221 North 203rd Street, Elkhorn, Nebraska 68122. NLD is an affiliate of Gemini Fund Services, LLC and is a subsidiary of The Ultimus Group, LLC and companies controlled by it. The following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
William J. Strait	President, General Counsel, Secretary, and Manager	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Stephen Preston	Financial Operations Principal	None
David Young	Manager	None

 ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 4221 North 203rd Street, Suite 200, Elkhorn, Nebraska 68122, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust. In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 4221 North 203rd Street, Suite 200, Elkhorn, Nebraska 68122, maintains all records required pursuant to Administrative Service Agreements with the Trust.

MUFG Union Bank, National Association, 400 California Street, San Francisco, California 94104 (“Union”), provides custodian services to the Power Income VIT Fund, Power Momentum Index VIT Fund and Power Dividend Index VIT Fund pursuant to a Custody Agreement between Union and the Trust.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM Capital Preservation ETF Portfolio, TOPSTM Balanced ETF Portfolio, TOPSTM Moderate Growth ETF Portfolio ,TOPSTM Growth ETF Portfolio, TOPSTM Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio, TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPS® Managed 32Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, TOPS® Managed Risk Growth ETF Portfolio, TOPS® Managed Risk Flex ETF Portfolio TOPS® Hedged Equity Conservative Growth ETF Portfolio, TOPS® Hedged Equity Moderate Growth ETF Portfolio and TOPS® Hedged Equity Growth ETF Portfolio.

Astor Investment Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio and Astor Macro Alternative Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio and 3Twelve Total Bond Portfolio.

W.E Donoghue & Co., LLC located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreements with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund, Power Momentum Index VIT Fund and Power Dividend Index VIT Fund.

Leader Capital Corp. located at 315 W Mill Plain Blvd, Suite 204, Vancouver, WA 98660, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Leader Short-Term Bond Portfolio.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA 02420, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to BTS Tactical Fixed Income VIT Fund.

Probabilities Fund Management, LLC located at 1665 Union Street, Suite A, San Diego, CA 92101, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Probabilities VIT Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

Astor Macro Alternative Portfolio may invest up to 25% of its total assets in a wholly-owned and controlled subsidiary, AMAP Fund Limited (the “Subsidiary”). The Subsidiary will operate under the supervision of the Registrant. The Registrant undertakes that the Subsidiary hereby consents to service of process within the United States through its common principal officers, and to the examination of its books and records by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 240 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 21st day of April 2020.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

By: /s/ Kevin Wolf

President, and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	April 21, 2020
Gary Lanzen*	Trustee	April 21, 2020
Anthony Hertl*	Trustee & Chairman	April 21, 2020
Mark Taylor*	Trustee	April 21, 2020
Mark D. Gersten*	Trustee	April 21, 2020
Mark Garbin*	Trustee	April 21, 2020
Jim Colantino*	Treasurer, Chief Accounting Officer and Chief Financial Officer	April 21, 2020
Kevin Wolf*	President and Principal Executive Officer	April 21, 2020

By: /s/ Kevin Wolf                       April 21, 2020

Kevin Wolf

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on September 30, 2016 with the Registrant’s Registration Statement in Post-Effective Amendment No. 179 and which are hereby incorporated by reference.

 EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Legal Counsel	(i)(2)
Consent of Independent Auditor	(j)(2)